(Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Financing Receivable, Modifications [Line Items]
Number | loan	24	7
Recorded Investment | $	$ 13,154	$ 1,791
C&I
Financing Receivable, Modifications [Line Items]
Number | loan	5	1
Recorded Investment | $	$ 11,498	$ 77
C&I | General C&I
Financing Receivable, Modifications [Line Items]
Number | loan	5	1
Recorded Investment | $	$ 11,498	$ 77
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	1	0
Recorded Investment | $	$ 88	$ 0
Commercial Real Estate | Income CRE
Financing Receivable, Modifications [Line Items]
Number | loan	1	0
Recorded Investment | $	$ 88	$ 0
Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	5	6
Recorded Investment | $	$ 776	$ 1,714
Consumer Real Estate | HELOC
Financing Receivable, Modifications [Line Items]
Number | loan	5	3
Recorded Investment | $	$ 776	$ 154
Consumer Real Estate | R/E installment loans
Financing Receivable, Modifications [Line Items]
Number | loan	0	3
Recorded Investment | $	$ 0	$ 1,560
Permanent Mortgage
Financing Receivable, Modifications [Line Items]
Number | loan	3	0
Recorded Investment | $	$ 715	$ 0
Credit Card and Other
Financing Receivable, Modifications [Line Items]
Number | loan	10	0
Recorded Investment | $	$ 77	$ 0